Investments - Schedule of Investments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Short-term investments
Trading securities carried at fair value	$ 8,870,243	$ 7,264,219
Held-to-maturity securities carried at cost	11,100,000	11,100,000
Total	19,970,243	18,364,219
Quoted Prices in Active Markets (level 1) [Member]
Short-term investments
Trading securities carried at fair value	89,735	93,150
Held-to-maturity securities carried at cost
Total	89,735	93,150
Significant Other Observable Inputs (Level 2) [Member]
Short-term investments
Trading securities carried at fair value	8,780,508	7,171,069
Held-to-maturity securities carried at cost	11,100,000	11,100,000
Total	19,880,508	18,271,069
Significant Other Unobservable Inputs (Level 3) [Member]
Short-term investments
Trading securities carried at fair value
Held-to-maturity securities carried at cost
Total